LOSS BEFORE TAXATION - Additional Information - (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
LOSS BEFORE TAXATION
Inventory impairment provision	¥ 2,400	¥ 5,500
Depreciation and amortisation expense	¥ 6,400	¥ 6,140